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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended 12-31-09

If amended report check here:      | |                    Amendment Number:____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Capital Counsel LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

527 Madison Avenue, 19th Fl.             New York            NY	10022
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-05779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Terence Greene                  Member & Secretary                  212-350-4520
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


						Terence S. Greene
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

						New York, NY  01-13-10
                                      ------------------------------------------
                                              (Place and Date of Signing)




Report Type:

[X ]      13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: $855571
                                         (thousands)




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM                           COM              885535104      215    28644 SH       Sole                    28644
3M                             COM              88579Y101     2347    28396 SH       Sole                    28396
AMGEN                          COM              031162100      470     8300 SH       Sole                     8300
APPLE COMPUTER                 COM              037833100      421     2000 SH       Sole                     2000
ATS CORP                       COM              00211E104       69    32040 SH       Sole                    32040
AUTOMATIC DATA PROCESSING      COM              053015103    52827  1233709 SH       Sole                  1233709
BAKER HUGHES                   COM              057224107      614    15156 SH       Sole                    15156
BERKSHIRE HATHAWAY CL A        COM              084670108     1686       17 SH       Sole                       17
C H ROBINSON WORLDWIDE         COM              12541W209    66603  1134051 SH       Sole                  1134051
CENOVUS ENERGY INC             COM              15135U109    21986   872480 SH       Sole                   872480
CISCO SYS                      COM              17275R102      434    18122 SH       Sole                    18122
CME GROUP                      COM              12572Q105    67327   200402 SH       Sole                   200402
COCA COLA                      COM              191216100     4942    86698 SH       Sole                    86698
DANAHER                        COM              235851102     2016    26810 SH       Sole                    26810
DISNEY WALT                    COM              254687106      257     7970 SH       Sole                     7970
DONALDSON                      COM              257651109    42315   994702 SH       Sole                   994702
ENCANA                         COM              292505104    34170  1054958 SH       Sole                  1054958
EXPRESS SCRIPTS                COM              302182100    93669  1083877 SH       Sole                  1083877
EXXON MOBIL                    COM              30231G102    43156   632878 SH       Sole                   632878
GENERAL ELECTRIC               COM              369604103      491    32440 SH       Sole                    32440
GILEAD SCIENCES                COM              375558103     1839    42500 SH       Sole                    42500
GLOBAL PAYMENTS INC            COM              37940X102    37951   704626 SH       Sole                   704626
HUBBELL CLASS B                COM              443510201      437     9242 SH       Sole                     9242
IDEXX LABS                     COM              45168d104    20053   375180 SH       Sole                   375180
INTEL                          COM              458140100    17373   851616 SH       Sole                   851616
INTL BUSINESS MACHINES         COM              459200101     1513    11555 SH       Sole                    11555
JOHNSON & JOHNSON              COM              478160104     7874   122247 SH       Sole                   122247
LEUCADIA NATIONAL              COM              527288104      654    27500 SH       Sole                    27500
MAXIM INTERGRATED PRODS        COM              57772K101      605    29790 SH       Sole                    29790
MERCK & CO INC NEW             COM              58933Y105     9966   272751 SH       Sole                   272751
METTLER - TOLEDO INTL          COM              592688105    35451   337660 SH       Sole                   337660
MSCI INC-A                     COM              55354G100    30534   960194 SH       Sole                   960194
NCT GROUP INC                  COM              62888Q109        0    20000 SH       Sole                    20000
PATTERSON COMPANIES            COM              703395103    24320   869180 SH       Sole                   869180
PEPSICO                        COM              713448108    44110   725486 SH       Sole                   725486
PFIZER                         COM              717081103      945    51931 SH       Sole                    51931
PROCTER & GAMBLE               COM              742718109     1728    28495 SH       Sole                    28495
SCHLUMBERGER LTD               COM              806857108      533     8190 SH       Sole                     8190
SGS SA                         COM              482477007     5260     4025 SH       Sole                     4025
STATE STREET                   COM              857477103      660    15150 SH       Sole                    15150
STRYKER                        COM              863667101    23043   457465 SH       Sole                   457465
TECHNE CORP                    COM              878377100    25711   375015 SH       Sole                   375015
VARIAN MEDICAL SYSTEMS         COM              92220P105    46743   997713 SH       Sole                   997713
WAL MART STORES                COM              931142103      267     5000 SH       Sole                     5000
WESTERN UNION                  COM              959802109    43576  2311702 SH       Sole                  2311702
WHITING PETE                   COM              966387102      661     9250 SH       Sole                     9250
XILINX                         COM              983919101     1955    78008 SH       Sole                    78008
SSGA CASH MGMT EURO FD GLBL SH                  034113902      389 271426.970SH      Sole               271426.970
BP PLC ADR                     ADR              055622104      246     4246 SH       Sole                     4246
ROYAL DUTCH SHELL PLC-ADR A    ADR              780259206      333     5533 SH       Sole                     5533
SAP AKTIENGESELLSCHAFT ADR     ADR              803054204      830    17725 SH       Sole                    17725
SCHLUMBERGER LTD COM           ADR              806857108      400     6149 SH       Sole                     6149
SGS SA ADR                     ADR              818800104    33597  2576486 SH       Sole                  2576486
REPORT SUMMARY                 53 DATA RECORDS              855571            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


